[TEXT]				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:		1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F Fids new holdings entries.